Income taxes - Reconciliation between the Effective Income Tax Rate and the Statutory Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
$
Income tax expense in international offices taxed at different rates	$ 2,814	$ 4,349	$ 3,366
Expenses not deductible for tax purposes	454	283	408
Prior year tax adjustments	45	83	(231)
Effect of change in tax rate	(76)	125	(1,217)
Change in valuation allowance	(2,192)	(1,364)	585
Other - net	(278)	206	212
Total tax (benefit) expense	$ 767	$ 3,682	$ 3,123
%
Income tax expense in international offices taxed at different rates	1.20%	2.00%	2.00%
Expenses not deductible for tax purposes	0.20%	0.10%	0.20%
Prior year tax adjustments	0.00%	0.00%	(0.10%)
Effect of change in tax rate	0.00%	0.10%	(0.70%)
Change in valuation allowance	(1.00%)	(0.60%)	0.40%
Other - net	(0.10%)	0.10%	0.10%
Income tax (benefit) expense at effective tax rate	0.30%	1.70%	1.90%